ACCOUNTS RECEIVABLE, NET - Accounts receivable of group (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable-trade	$ 130,750	821,826	716,912
Less: Allowance for doubtful accounts	(6,142)	(38,602)	(21,404)
Accounts receivable, net	124,608	783,224	695,508
Movement of allowance for doubtful accounts
Beginning at January 1	(3,397)	(21,404)	(15,842)
Reversal (provided) during the year	(2,745)	(17,198)	(6,244)
Less: Written off during the year			682
Balance at December 31	$ (6,142)	(38,602)	(21,404)